ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 60.8%
T. Rowe Price Equity Index 500 Fund	27.1%	34,946,228	1,250,376
T. Rowe Price Growth Stock Fund	8.0	12,338,008	369,647
T. Rowe Price Value Fund	4.7	8,996,153	216,357
T. Rowe Price International Stock Fund	3.9	11,753,508	181,827
T. Rowe Price Overseas Stock Fund	3.5	16,603,840	161,389
T. Rowe Price Mid-Cap Growth Fund	3.4	3,055,541	159,133
T. Rowe Price International Growth & Income Fund	3.2	9,087,891	146,224
T. Rowe Price Mid-Cap Value Fund	2.5	5,383,507	113,915
T. Rowe Price New Horizons Fund (2)	1.3	2,202,877	59,367
T. Rowe Price Small-Cap Stock Fund (2)	1.2	2,086,205	56,515
T. Rowe Price Small-Cap Value Fund	1.2	1,580,418	53,450
T. Rowe Price Emerging Markets Stock Fund	0.8	870,335	34,805
Total Equity Mutual Funds (Cost $2,846,378)			2,803,005

BOND MUTUAL FUNDS 39.2%
T. Rowe Price New Income Fund	26.6	133,866,798	1,223,542
T. Rowe Price Short-Term Income Fund	7.8	71,052,578	361,658
T. Rowe Price High Yield Fund	4.8	34,280,271	219,394
Total Bond Mutual Funds (Cost $1,785,088)			1,804,594

Total Investments in Securities
100.0% of Net Assets (Cost $ 4,631,466)			$4,607,599
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 36,113	-	$ 65	$ 34,805	-
T. Rowe Price Equity
Index 500 Fund	462,421	44,009	13,811	1,250,376	999,579
T. Rowe Price Growth
Stock Fund	63,345	24,826	2,397	369,647	388,453
T. Rowe Price High
Yield Fund	40,969	82,877	12,412	219,394	287,959
T. Rowe Price
International Growth
& Income Fund	60,720	10,117	2,548	146,224	125,915
T. Rowe Price
International Stock
Fund	82,564	12,518	2,709	181,827	143,715
T. Rowe Price Mid-Cap
Growth Fund	44,971	3,851	157	159,133	146,397
T. Rowe Price Mid-Cap
Value Fund	41,780	5,973	2,404	113,915	107,233
T. Rowe Price New
Horizons Fund	22,995	4,129	-	59,367	55,708
T. Rowe Price New
Income Fund	433,733	40,737	38,330	1,223,542	791,945
T. Rowe Price
Overseas Stock Fund	84,407	1,882	1,664	161,389	99,139
T. Rowe Price Short-
Term Income Fund	104,498	2,139	10,826	361,658	252,561
T. Rowe Price Small-
Cap Stock Fund	14,433	1,799	-	56,515	62,581
T. Rowe Price Small-
Cap Value Fund	16,086	1,818	365	53,450	53,923
T. Rowe Price Value
Fund	28,677	17,666	3,786	216,357	255,494
Totals			$ 91,474	$ 4,607,599 $ 3,770,602

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$4,631,466
Income distributions from underlying
Price funds	$91,474
Realized gain (loss) on sales of
underlying Price funds	$7,654
Capital gain distributions from
underlying Price funds	$87,006

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2010 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $4,631,466,000. Net unrealized loss aggregated $23,867,000 at period-end, of which $63,331,000 related to appreciated investments and $87,198,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held approximately 27% of the outstanding shares of the Short-Term Income Fund, and less than 25% of any other underlying Price Fund.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited		February 29, 2008
Portfolio of Investments(1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 77.2%
T. Rowe Price Equity Index 500 Fund	18.7%	36,691,272	1,312,814
T. Rowe Price Growth Stock Fund	18.0	42,135,350	1,262,375
T. Rowe Price Value Fund	13.5	39,470,888	949,275
T. Rowe Price International Stock Fund	5.1	22,952,523	355,075
T. Rowe Price Mid-Cap Growth Fund	4.4	5,937,457	309,223
T. Rowe Price Overseas Stock Fund	4.4	31,668,514	307,818
T. Rowe Price International
Growth & Income Fund	4.0	17,337,443	278,959
T. Rowe Price Mid-Cap Value Fund	3.2	10,460,287	221,340
T. Rowe Price New Horizons Fund (2)	1.8	4,802,266	129,421
T. Rowe Price Small-Cap Stock Fund (2)	1.6	4,106,977	111,258
T. Rowe Price Small-Cap Value Fund	1.5	3,172,199	107,284
T. Rowe Price Emerging Markets Stock Fund	1.0	1,724,740	68,972
Total Equity Mutual Funds (Cost $5,620,920)			5,413,814

BOND MUTUAL FUNDS 22.8%
T. Rowe Price New Income Fund	16.4	125,451,152	1,146,624
T. Rowe Price High Yield Fund	4.5	49,790,327	318,658
T. Rowe Price Short-Term Income Fund	1.9	26,697,316	135,889
Total Bond Mutual Funds (Cost $1,595,624)			1,601,171

Total Investments in Securities
100.0% of Net Assets (Cost $ 7,216,544)			$7,014,985
(1) Affiliated Companies
(2) Non-income producing

[1] Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$70,939	-	$ 127	$ 68,972	-
T. Rowe Price Equity
Index 500 Fund	494,336	31,405	14,567	1,312,814	1,027,619
T. Rowe Price Growth
Stock Fund	395,389	35,971	7,515	1,262,375	1,087,697
T. Rowe Price High
Yield Fund	81,954	117,065	17,788	318,658	391,490
T. Rowe Price
International
Growth & Income
Fund	128,116	17,989	5,046	278,959	227,706
T. Rowe Price
International
Stock Fund	185,339	21,780	5,418	355,075	254,985
T. Rowe Price Mid-
Cap Growth Fund	93,180	7,139	290	309,223	275,577
T. Rowe Price Mid-
Cap Value Fund	89,442	6,241	4,650	221,340	195,120
T. Rowe Price New
Horizons Fund	67,576	4,712	-	129,421	97,538
T. Rowe Price New
Income Fund	528,370	55,110	35,215	1,146,624	636,266
T. Rowe Price
Overseas
Stock Fund	175,628	816	3,203	307,818	171,191
T. Rowe Price Short-
Term Income Fund	55,686	1,340	3,427	135,889	79,419
T. Rowe Price
Small-Cap
Stock Fund	29,963	2,241	-	111,258	121,167
T. Rowe Price Small-
Cap Value Fund	42,559	2,695	737	107,284	96,965
T. Rowe Price Value
Fund	330,676	27,343	14,896	949,275	836,445
Totals			$ 112,879	$ 7,014,985	$ 5,499,185

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$7,216,544
Income distributions from underlying
Price funds	$112,879
Realized gain (loss) on sales of
underlying Price funds	$8,589
Capital gain distributions from
underlying Price funds	$199,027

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2020 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008 the cost of investments for federal income tax purposes was $7,216,544,000. Net unrealized loss aggregated $201,559,000 at period-end, of which $31,844,000 related to appreciated investments and $233,403,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008 the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 88.8%
T. Rowe Price Growth Stock Fund	24.9%	39,453,140	1,182,016
T. Rowe Price Value Fund	19.6	38,767,871	932,367
T. Rowe Price Equity Index 500 Fund	13.1	17,368,565	621,447
T. Rowe Price International Stock Fund	5.9	17,934,413	277,445
T. Rowe Price Overseas Stock Fund	5.4	26,434,437	256,943
T. Rowe Price Mid-Cap Growth Fund	4.9	4,468,556	232,723
T. Rowe Price International Growth & Income Fund	4.7	13,949,889	224,454
T. Rowe Price Mid-Cap Value Fund	3.5	7,907,474	167,322
T. Rowe Price New Horizons Fund (2)	2.1	3,702,556	99,784
T. Rowe Price Small-Cap Value Fund	1.8	2,511,618	84,943
T. Rowe Price Small-Cap Stock Fund (2)	1.8	3,132,962	84,872
T. Rowe Price Emerging Markets Stock Fund	1.1	1,338,216	53,515
Total Equity Mutual Funds (Cost $4,411,039)			4,217,831

BOND MUTUAL FUNDS 11.2%
T. Rowe Price New Income Fund	8.1	42,278,415	386,425
T. Rowe Price High Yield Fund	3.1	22,669,429	145,084
Total Bond Mutual Funds (Cost $532,803)			531,509

Total Investments in Securities
100.0% of Net Assets (Cost $ 4,943,842)			$4,749,340
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 55,526	-	$ 100	$ 53,515	-
T. Rowe Price Equity
Index 500 Fund	244,102	12,209	6,846	621,447	473,443
T. Rowe Price Growth
Stock Fund	398,901	23,635	6,998	1,182,016	977,883
T. Rowe Price High
Yield Fund	37,158	43,937	8,122	145,084	168,819
T. Rowe Price
International Growth
& Income Fund	103,831	12,708	3,866	224,454	177,830
T. Rowe Price
International Stock
Fund	146,634	14,639	4,290	277,445	194,868
T. Rowe Price Mid-
Cap Growth Fund	76,764	7,365	218	232,723	203,270
T. Rowe Price Mid-
Cap Value Fund	66,397	4,122	3,588	167,322	148,848
T. Rowe Price New
Horizons Fund	52,277	2,651	-	99,784	74,055
T. Rowe Price New
Income Fund	210,860	20,683	11,567	386,425	183,772
T. Rowe Price
Overseas Stock Fund	158,705	395	2,773	256,943	131,977
T. Rowe Price Small-
Cap Stock Fund	22,977	1,759	-	84,872	92,021
T. Rowe Price Small-
Cap Value Fund	37,175	1,899	575	84,943	72,688
T. Rowe Price Value
Fund	366,713	32,467	14,579	932,367	784,857
Totals			$ 63,522	$ 4,749,340	$ 3,684,331

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$4,943,842
Income distributions from underlying
Price funds	$63,522
Realized gain (loss) on sales of
underlying Price funds	$7,862
Capital gain distributions from
underlying Price funds	$165,727

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2030 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $4,943,842,000. Net unrealized loss aggregated $194,502,000 at period-end, of which $12,546,000 related to appreciated investments and $207,048,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited		February 29, 2008
Portfolio of Investments(1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 91.4%
T. Rowe Price Growth Stock Fund	26.3%	21,596,356	647,027
T. Rowe Price Value Fund	21.0	21,472,043	516,403
T. Rowe Price Equity Index 500 Fund	12.0	8,236,292	294,695
T. Rowe Price International Stock Fund	5.9	9,468,459	146,477
T. Rowe Price Overseas Stock Fund	5.3	13,458,915	130,821
T. Rowe Price Mid-Cap Growth Fund	5.2	2,440,540	127,103
T. Rowe Price International
Growth & Income Fund	4.8	7,360,290	118,427
T. Rowe Price Mid-Cap Value Fund	3.7	4,334,120	91,710
T. Rowe Price New Horizons Fund (2)	2.1	1,956,937	52,739
T. Rowe Price Small-Cap Value Fund	2.0	1,449,423	49,019
T. Rowe Price Small-Cap Stock Fund (2)	1.9	1,703,911	46,159
T. Rowe Price Emerging Markets Stock Fund	1.2	729,777	29,184
Total Equity Mutual Funds (Cost $2,380,445)			2,249,764

BOND MUTUAL FUNDS 8.6%
T. Rowe Price New Income Fund	6.0	16,207,539	148,137
T. Rowe Price High Yield Fund	2.6	9,765,932	62,502
Total Bond Mutual Funds (Cost $211,548)			210,639

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,591,993)			$2,460,403
(1) Affiliated Companies
(2) Non-income producing

[1] Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 30,280	-	$ 55	$ 29,184	-
T. Rowe Price Equity
Index 500 Fund	121,320	10,134	3,283	294,695	223,227
T. Rowe Price Growth
Stock Fund	241,200	22,015	3,853	647,027	520,686
T. Rowe Price High
Yield Fund	13,590	16,896	3,531	62,502	73,090
T. Rowe Price
International Growth
& Income Fund	63,059	10,885	2,129	118,427	91,003
T. Rowe Price
International Stock
Fund	86,308	12,269	2,298	146,477	99,474
T. Rowe Price Mid-
Cap Growth Fund	46,384	5,934	120	127,103	108,653
T. Rowe Price Mid-
Cap Value Fund	41,435	3,057	1,936	91,710	76,698
T. Rowe Price New
Horizons Fund	28,744	2,062	-	52,739	39,875
T. Rowe Price New
Income Fund	77,437	9,408	4,651	148,137	75,090
T. Rowe Price
Overseas Stock Fund	85,082	3,140	1,389	130,821	65,012
T. Rowe Price Small-
Cap Stock Fund	15,983	1,452	-	46,159	46,019
T. Rowe Price Small-
Cap Value Fund	25,077	1,032	337	49,019	38,336
T. Rowe Price Value
Fund	220,395	24,192	8,176	516,403	422,278
Totals			$ 31,758	$ 2,460,403	$ 1,879,441

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$2,591,993
Income distributions from underlying
Price funds	$31,758
Realized gain (loss) on sales of
underlying Price funds	$4,188
Capital gain distributions from
underlying Price funds	$91,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2040 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $2,591,993,000. Net unrealized loss aggregated $131,590,000 at period-end, of which $4,344,000 related to appreciated investments and $135,934,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT INCOME FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

BOND MUTUAL FUNDS 58.5%
T. Rowe Price Short-Term Income Fund	30.0%	82,089,531	417,836
T. Rowe Price New Income Fund	24.6	37,502,920	342,777
T. Rowe Price High Yield Fund	3.9	8,545,539	54,691
Total Bond Mutual Funds (Cost $804,652)			815,304

EQUITY MUTUAL FUNDS 41.5%
T. Rowe Price Equity Index 500 Fund	27.5	10,728,856	383,878
T. Rowe Price International Stock Fund	2.7	2,419,490	37,430
T. Rowe Price Mid-Cap Growth Fund	2.4	651,920	33,952
T. Rowe Price Overseas Stock Fund	2.4	3,396,445	33,013
T. Rowe Price International
Growth & Income Fund	2.0	1,690,204	27,195
T. Rowe Price Mid-Cap Value Fund	1.7	1,105,521	23,393
T. Rowe Price New Horizons Fund (2)	0.9	466,294	12,567
T. Rowe Price Small-Cap Value Fund	0.8	335,548	11,348
T. Rowe Price Small-Cap Stock Fund (2)	0.8	405,136	10,975
T. Rowe Price Emerging Markets Stock Fund	0.3	114,093	4,563
Total Equity Mutual Funds (Cost $577,627)			578,314

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,382,279)			$1,393,618
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 4,876	-	$14	$4,563	-
T. Rowe Price Equity
Index 500 Fund	121,227	11,694	4,222	383,878	324,645
T. Rowe Price High
Yield Fund	10,710	26,424	3,222	54,691	77,173
T. Rowe Price
International Growth
& Income Fund	8,115	1,745	514	27,195	26,560
T. Rowe Price
International Stock
Fund	18,210	2,247	515	37,430	27,639
T. Rowe Price Mid-Cap
Growth Fund	11,109	1,228	31	33,952	29,695
T. Rowe Price Mid-Cap
Value Fund	8,867	1,101	470	23,393	21,497
T. Rowe Price New
Horizons Fund	4,584	426	-	12,567	11,851
T. Rowe Price New
Income Fund	113,737	14,197	10,732	342,777	232,606
T. Rowe Price
Overseas Stock Fund	16,339	627	341	33,013	21,393
T. Rowe Price Short-
Term Income Fund	93,933	11,861	13,068	417,836	327,956
T. Rowe Price Small-
Cap Stock Fund	2,825	303	-	10,975	12,107
T. Rowe Price Small-
Cap Value Fund	3,384	295	78	11,348	11,465
Totals			$ 33,207	$1,393,618	$1,124,587

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$1,382,279
Income distributions from underlying
Price funds	$33,207
Realized gain (loss) on sales of
underlying Price funds	$2,389
Capital gain distributions from
underlying Price funds	$13,483

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,382,279,000. Net unrealized gain aggregated $11,339,000 at period-end, of which $29,518,000 related to appreciated investments and $18,179,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held approximately 31% of the outstanding shares of the Short-Term Income Fund, and less than 25% of any other underlying Price Fund.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 51.0%
T. Rowe Price Equity Index 500 Fund	30.1%	7,392,970	264,520
T. Rowe Price International Stock Fund	3.4	1,936,741	29,961
T. Rowe Price Mid-Cap Growth Fund	2.9	496,017	25,833
T. Rowe Price Overseas Stock Fund	2.9	2,625,709	25,522
T. Rowe Price Growth Stock Fund	2.8	810,701	24,289
T. Rowe Price International
Growth & Income Fund	2.6	1,389,228	22,353
T. Rowe Price Mid-Cap Value Fund	2.0	844,447	17,868
T. Rowe Price New Horizons Fund (2)	1.1	354,337	9,549
T. Rowe Price Small-Cap Stock Fund (2)	1.1	343,134	9,295
T. Rowe Price Small-Cap Value Fund	1.0	265,893	8,993
T. Rowe Price Emerging Markets Stock Fund	0.7	148,115	5,923
T. Rowe Price Value Fund	0.4	136,843	3,291
Total Equity Mutual Funds (Cost $447,836)			447,397

BOND MUTUAL FUNDS 49.0%
T. Rowe Price New Income Fund	31.8	30,590,948	279,602
T. Rowe Price Short-Term Income Fund	12.7	21,938,744	111,668
T. Rowe Price High Yield Fund	4.5	6,114,414	39,132
Total Bond Mutual Funds (Cost $424,882)			430,402

Total Investments in Securities
100.0% of Net Assets (Cost $ 872,718)			$877,799
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 6,150	-	$ 11	$ 5,923	-
T. Rowe Price Equity
Index 500 Fund	82,796	21,369	3,211	264,520	239,269
T. Rowe Price Growth
Stock Fund	3,341	12,898	194	24,289	39,522
T. Rowe Price High
Yield Fund	4,895	18,678	2,386	39,132	57,970
T. Rowe Price
International Growth &
Income Fund	7,312	2,622	440	22,353	22,531
T. Rowe Price
International Stock
Fund	12,799	3,289	478	29,961	25,627
T. Rowe Price Mid-Cap
Growth Fund	5,365	1,537	27	25,833	26,660
T. Rowe Price Mid-Cap
Value Fund	4,743	1,359	418	17,868	19,483
T. Rowe Price New
Horizons Fund	2,979	932	-	9,549	10,130
T. Rowe Price New
Income Fund	85,032	24,939	9,386	279,602	210,344
T. Rowe Price Overseas
Stock Fund	11,811	1,612	279	25,522	18,318
T. Rowe Price Short-
Term Income Fund	29,721	8,738	3,641	111,668	88,560
T. Rowe Price Small-
Cap Stock Fund	2,023	597	-	9,295	11,031
T. Rowe Price Small-
Cap Value Fund	2,391	669	64	8,993	9,809
T. Rowe Price Value
Fund	440	8,952	95	3,291	14,903
Totals			$ 20,630	$ 877,799	$ 794,157

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$872,718
Income distributions from underlying
Price funds	$20,630
Realized gain (loss) on sales of
underlying Price funds	$4,349
Capital gain distributions from
underlying Price funds	$12,921

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $872,718,000. Net unrealized gain aggregated $5,081,000 at period-end, of which $18,741,000 related to appreciated investments and $13,660,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 69.1%
T. Rowe Price Equity Index 500 Fund	23.8%	23,293,414	833,439
T. Rowe Price Growth Stock Fund	12.5	14,632,980	438,404
T. Rowe Price Value Fund	8.5	12,378,472	297,702
T. Rowe Price International Stock Fund	4.5	10,252,499	158,606
T. Rowe Price Mid-Cap Growth Fund	3.9	2,609,889	135,923
T. Rowe Price Overseas Stock Fund	3.9	13,845,982	134,583
T. Rowe Price International
Growth & Income Fund	3.7	8,036,111	129,301
T. Rowe Price Mid-Cap Value Fund	2.9	4,825,471	102,107
T. Rowe Price New Horizons Fund (2)	1.6	2,045,267	55,120
T. Rowe Price Small-Cap Value Fund	1.5	1,523,807	51,535
T. Rowe Price Small-Cap Stock Fund (2)	1.4	1,792,590	48,561
T. Rowe Price Emerging Markets Stock Fund	0.9	756,313	30,245
Total Equity Mutual Funds (Cost $2,516,388)			2,415,526

BOND MUTUAL FUNDS 30.9%
T. Rowe Price New Income Fund	21.9	83,942,103	767,231
T. Rowe Price High Yield Fund	4.8	26,017,062	166,509
T. Rowe Price Short-Term Income Fund	4.2	28,597,171	145,560
Total Bond Mutual Funds (Cost $1,071,471)			1,079,300

Total Investments in Securities
100.0% of Net Assets (Cost $ 3,587,859)			$3,494,826
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 31,381	-	$ 57	$ 30,245	-
T. Rowe Price Equity
Index 500 Fund	327,077	22,925	9,114	833,439	639,805
T. Rowe Price Growth
Stock Fund	123,495	26,461	2,633	438,404	407,360
T. Rowe Price High
Yield Fund	33,626	60,098	9,525	166,509	213,070
T. Rowe Price
International Growth
& Income Fund	60,432	9,523	2,200	129,301	104,713
T. Rowe Price
International Stock
Fund	79,080	11,286	2,359	158,606	118,111
T. Rowe Price Mid-
Cap Growth Fund	39,479	4,418	129	135,923	124,381
T. Rowe Price Mid-
Cap Value Fund	44,867	2,232	2,090	102,107	85,319
T. Rowe Price New
Horizons Fund	22,989	2,906	-	55,120	49,407
T. Rowe Price New
Income Fund	326,475	38,412	23,437	767,231	455,269
T. Rowe Price Overseas
Stock Fund	72,347	445	1,426	134,583	79,544
T. Rowe Price Short-
Term Income Fund	56,604	6,374	4,279	145,560	92,654
T. Rowe Price Small-
Cap Stock Fund	15,253	1,830	-	48,561	50,921
T. Rowe Price Small-
Cap Value Fund	17,968	1,462	347	51,535	49,105
T. Rowe Price Value
Fund	84,340	14,719	4,734	297,702	289,576
Totals			$ 62,330	$ 3,494,826	$ 2,759,235

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$3,587,859
Income distributions from underlying
Price funds	$62,330
Realized gain (loss) on sales of
underlying Price funds	$7,716
Capital gain distributions from
underlying Price funds	$81,347

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2015 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $3,587,859,000. Net unrealized loss aggregated $93,033,000 at period-end, of which $21,644,000 related to appreciated investments and $114,677,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
	Net Assets
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 83.6%
T. Rowe Price Growth Stock Fund	21.6%	22,811,558	683,434
T. Rowe Price Value Fund	16.9	22,185,582	533,563
T. Rowe Price Equity Index 500 Fund	15.8	13,986,349	500,432
T. Rowe Price International Stock Fund	5.4	11,007,020	170,279
T. Rowe Price Overseas Stock Fund	4.9	15,921,143	154,753
T. Rowe Price Mid-Cap Growth Fund	4.6	2,805,003	146,085
T. Rowe Price International
Growth & Income Fund	4.5	8,745,604	140,717
T. Rowe Price Mid-Cap Value Fund	3.4	5,090,272	107,710
T. Rowe Price New Horizons Fund (2)	1.9	2,201,507	59,331
T. Rowe Price Small-Cap Value Fund	1.8	1,637,163	55,369
T. Rowe Price Small-Cap Stock Fund (2)	1.7	1,963,915	53,202
T. Rowe Price Emerging Markets Stock Fund	1.1	833,540	33,333
Total Equity Mutual Funds (Cost $2,775,413)			2,638,208

BOND MUTUAL FUNDS 16.4%
T. Rowe Price New Income Fund	12.3	42,657,239	389,887
T. Rowe Price High Yield Fund	4.1	20,145,489	128,931
Total Bond Mutual Funds (Cost $519,474)			518,818

Total Investments in Securities
100.0% of Net Assets (Cost $ 3,294,887)			$3,157,026
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 34,586	-	$ 63	$ 33,333	-
T. Rowe Price Equity
Index 500 Fund	183,391	8,291	5,459	500,432	391,959
T. Rowe Price Growth
Stock Fund	209,762	11,355	4,043	683,434	584,852
T. Rowe Price High
Yield Fund	31,102	41,742	7,162	128,931	154,744
T. Rowe Price
International Growth &
Income Fund	64,067	7,850	2,423	140,717	112,587
T. Rowe Price
International Stock
Fund	86,103	9,254	2,613	170,279	123,832
T. Rowe Price Mid-
Cap Growth Fund	43,569	2,570	143	146,085	130,878
T. Rowe Price Mid-
Cap Value Fund	42,979	2,217	2,239	107,710	94,575
T. Rowe Price New
Horizons Fund	25,210	1,256	-	59,331	51,049
T. Rowe Price New
Income Fund	196,171	21,106	11,592	389,887	202,597
T. Rowe Price
Overseas Stock Fund	89,350	180	1,559	154,753	84,961
T. Rowe Price Small-
Cap Stock Fund	15,518	1,175	-	53,202	56,322
T. Rowe Price Small-
Cap Value Fund	20,888	1,102	365	55,369	50,473
T. Rowe Price Value
Fund	193,991	11,469	8,339	533,563	457,977
Totals			$ 46,000	$ 3,157,026	$ 2,496,806

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$3,294,887
Income distributions from underlying
Price funds	$46,000
Realized gain (loss) on sales of
underlying Price funds	$4,574
Capital gain distributions from
underlying Price funds	$100,829

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2025 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $3,294,887,000. Net unrealized loss aggregated $137,861,000 at period-end, of which $10,390,000 related to appreciated investments and $148,251,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 91.4%
T. Rowe Price Growth Stock Fund	26.2%	14,390,478	431,139
T. Rowe Price Value Fund	21.0	14,377,045	345,768
T. Rowe Price Equity Index 500 Fund	12.0	5,503,386	196,911
T. Rowe Price International Stock Fund	6.0	6,385,356	98,781
T. Rowe Price Overseas Stock Fund	5.5	9,302,521	90,420
T. Rowe Price Mid-Cap Growth Fund	5.1	1,606,135	83,648
T. Rowe Price International Growth
& Income Fund	4.9	5,006,976	80,562
T. Rowe Price Mid-Cap Value Fund	3.6	2,806,939	59,395
T. Rowe Price New Horizons Fund (2)	2.1	1,255,090	33,825
T. Rowe Price Small-Cap Value Fund	2.0	985,818	33,340
T. Rowe Price Small-Cap Stock Fund (2)	1.8	1,111,549	30,112
T. Rowe Price Emerging Markets Stock Fund	1.2	484,869	19,390
Total Equity Mutual Funds (Cost $1,600,058)			1,503,291

BOND MUTUAL FUNDS 8.6%
T. Rowe Price New Income Fund	6.0	10,841,785	99,094
T. Rowe Price High Yield Fund	2.6	6,519,419	41,724
Total Bond Mutual Funds (Cost $141,562)			140,818

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,741,620)			$1,644,109
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 20,092	-	$ 35	$ 19,390	-
T. Rowe Price Equity
Index 500 Fund	82,416	3,722	2,101	196,911	144,605
T. Rowe Price Growth
Stock Fund	164,658	7,193	2,473	431,139	335,479
T. Rowe Price High
Yield Fund	9,175	9,694	2,270	41,724	47,062
T. Rowe Price
International Growth
& Income Fund	42,533	5,453	1,347	80,562	59,380
T. Rowe Price
International Stock
Fund	57,953	6,519	1,491	98,781	64,660
T. Rowe Price Mid-Cap
Growth Fund	29,777	1,904	77	83,648	70,073
T. Rowe Price Mid-Cap
Value Fund	26,902	1,247	1,229	59,395	48,771
T. Rowe Price New
Horizons Fund	18,911	721	-	33,825	24,639
T. Rowe Price New
Income Fund	51,923	4,326	2,966	99,094	48,319
T. Rowe Price
Overseas Stock Fund	58,595	42	896	90,420	43,050
T. Rowe Price Small-
Cap Stock Fund	9,992	663	-	30,112	30,259
T. Rowe Price Small-
Cap Value Fund	18,695	631	221	33,340	24,011
T. Rowe Price Value
Fund	148,961	7,806	5,246	345,768	271,914
Totals			$ 20,352	$ 1,644,109	$ 1,212,222

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$1,741,620
Income distributions from underlying
Price funds	$20,352
Realized gain (loss) on sales of
underlying Price funds	$2,931
Capital gain distributions from
underlying Price funds	$58,673

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,741,620,000. Net unrealized loss aggregated $97,511,000 at period-end, of which $2,761,000 related to appreciated investments and $100,272,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 91.6%
T. Rowe Price Growth Stock Fund	26.3%	4,953,882	148,418
T. Rowe Price Value Fund	21.0	4,928,693	118,535
T. Rowe Price Equity Index 500 Fund	11.9	1,876,237	67,132
T. Rowe Price International Stock Fund	6.0	2,176,750	33,674
T. Rowe Price Overseas Stock Fund	5.4	3,133,497	30,458
T. Rowe Price Mid-Cap Growth Fund	5.2	566,920	29,525
T. Rowe Price International
Growth & Income Fund	4.9	1,712,521	27,554
T. Rowe Price Mid-Cap Value Fund	3.7	986,785	20,880
T. Rowe Price New Horizons Fund (2)	2.1	449,668	12,119
T. Rowe Price Small-Cap Value Fund	2.0	325,598	11,012
T. Rowe Price Small-Cap Stock Fund (2)	1.9	387,293	10,492
T. Rowe Price Emerging Markets Stock Fund	1.2	165,109	6,603
Total Equity Mutual Funds (Cost $562,276)			516,402

BOND MUTUAL FUNDS 8.4%
T. Rowe Price New Income Fund	5.9	3,638,187	33,253
T. Rowe Price High Yield Fund	2.5	2,223,574	14,231
Total Bond Mutual Funds (Cost $47,730)			47,484

Total Investments in Securities
100.0% of Net Assets (Cost $ 610,006)			$563,886
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 6,836	-	$ 12	$ 6,603	-
T. Rowe Price Equity
Index 500 Fund	30,996	1,504	709	67,132	46,394
T. Rowe Price Growth
Stock Fund	64,374	3,094	845	148,418	107,804
T. Rowe Price High
Yield Fund	3,546	2,684	753	14,231	14,998
T. Rowe Price
International Growth
& Income Fund	16,252	2,189	466	27,554	18,879
T. Rowe Price
International Stock
Fund	20,825	2,635	499	33,674	21,082
T. Rowe Price Mid-
Cap Growth Fund	12,773	1,200	27	29,525	22,867
T. Rowe Price Mid-
Cap Value Fund	11,296	530	422	20,880	15,183
T. Rowe Price New
Horizons Fund	7,568	301	-	12,119	7,894
T. Rowe Price New
Income Fund	20,504	4,086	999	33,253	15,777
T. Rowe Price
Overseas Stock Fund	21,074	200	302	30,458	13,079
T. Rowe Price Small-
Cap Stock Fund	4,179	263	-	10,492	9,710
T. Rowe Price Small-
Cap Value Fund	6,178	254	72	11,012	7,946
T. Rowe Price Value
Fund	57,557	3,611	1,799	118,535	87,146
Totals			$ 6,905	$ 563,886	$ 388,759

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$610,006
Income distributions from underlying
Price funds	$6,905
Realized gain (loss) on sales of
underlying Price funds	$1,241
Capital gain distributions from
underlying Price funds	$19,943

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2045 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $610,006,000. Net unrealized loss aggregated $46,120,000 at period-end, of which $959,000 related to appreciated investments and $47,079,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2050 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 91.5%
T. Rowe Price Growth Stock Fund	26.5%	824,886	24,714
T. Rowe Price Value Fund	20.5	796,258	19,150
T. Rowe Price Equity Index 500 Fund	12.3	320,812	11,479
T. Rowe Price International Stock Fund	5.8	348,770	5,396
T. Rowe Price Mid-Cap Growth Fund	5.4	96,563	5,029
T. Rowe Price Overseas Stock Fund	5.4	516,184	5,017
T. Rowe Price International
Growth & Income Fund	4.8	280,011	4,505
T. Rowe Price Mid-Cap Value Fund	3.8	165,931	3,511
T. Rowe Price New Horizons Fund (2)	2.2	78,011	2,103
T. Rowe Price Small-Cap Value Fund	1.9	53,678	1,815
T. Rowe Price Small-Cap Stock Fund (2)	1.8	62,131	1,683
T. Rowe Price Emerging Markets Stock Fund	1.1	24,888	995
Total Equity Mutual Funds (Cost $95,767)			85,397

BOND MUTUAL FUNDS 8.5%
T. Rowe Price New Income Fund	5.9	607,452	5,552
T. Rowe Price High Yield Fund	2.6	374,797	2,399
Total Bond Mutual Funds (Cost $7,986)			7,951

Total Investments in Securities
100.0% of Net Assets (Cost $ 103,753)			$93,348
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 1,007	-	$ 1	$ 995	-
T. Rowe Price Equity
Index 500 Fund	10,984	413	72	11,479	2,078
T. Rowe Price Growth
Stock Fund	24,166	1,268	118	24,714	4,800
T. Rowe Price High Yield
Fund	2,206	309	75	2,399	672
T. Rowe Price
International Growth &
Income Fund	4,780	524	61	4,505	874
T. Rowe Price
International Stock
Fund	5,608	445	67	5,396	970
T. Rowe Price Mid-Cap
Growth Fund	4,976	223	4	5,029	986
T. Rowe Price Mid-Cap
Value Fund	3,616	168	60	3,511	695
T. Rowe Price New
Horizons Fund	2,465	275	-	2,103	347
T. Rowe Price New
Income Fund	6,672	1,951	109	5,552	697
T. Rowe Price Overseas
Stock Fund	5,340	353	42	5,017	542
T. Rowe Price Small-Cap
Stock Fund	1,673	44	-	1,683	431
T. Rowe Price Small-Cap
Value Fund	2,137	349	9	1,815	345
T. Rowe Price Value
Fund	18,965	942	253	19,150	3,895

Totals			$ 871	$ 93,348	$ 17,332

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$103,753
Income distributions from underlying
Price funds	$871
Realized gain (loss) on sales of
underlying Price funds	$(286)
Capital gain distributions from
underlying Price funds	$2,706

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2050 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2050 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $103,753,000. Net unrealized loss aggregated $10,405,000 at period-end, of which $128,000 related to appreciated investments and $10,533,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2055 FUND
Unaudited		February 29, 2008
Portfolio of Investments (1)	Percent of	Shares	Value
(Cost and value in $000s)	Net Assets

EQUITY MUTUAL FUNDS 91.4%
T. Rowe Price Growth Stock Fund	26.7%	383,672	11,495
T. Rowe Price Value Fund	20.8	373,895	8,992
T. Rowe Price Equity Index 500 Fund	12.0	144,349	5,165
T. Rowe Price International Stock Fund	5.6	157,344	2,434
T. Rowe Price Overseas Stock Fund	5.3	234,382	2,278
T. Rowe Price Mid-Cap Growth Fund	5.2	43,282	2,254
T. Rowe Price International
Growth & Income Fund	4.7	125,674	2,022
T. Rowe Price Mid-Cap Value Fund	3.8	77,346	1,637
T. Rowe Price New Horizons Fund (2)	2.3	36,481	983
T. Rowe Price Small-Cap Value Fund	2.0	25,171	851
T. Rowe Price Small-Cap Stock Fund (2)	1.9	30,291	820
T. Rowe Price Emerging Markets Stock Fund	1.1	11,719	469
Total Equity Mutual Funds (Cost $44,095)			39,400

BOND MUTUAL FUNDS 8.6%
T. Rowe Price New Income Fund	6.1	287,575	2,629
T. Rowe Price High Yield Fund	2.5	165,677	1,060
Total Bond Mutual Funds (Cost $3,703)			3,689

Total Investments in Securities
100.0% of Net Assets (Cost $ 47,798)			$43,089
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$ 480	-	$ 1	$ 469	-
T. Rowe Price Equity
Index 500 Fund	4,161	349	42	5,165	1,934
T. Rowe Price Growth
Stock Fund	9,222	778	56	11,495	4,469
T. Rowe Price High
Yield Fund	653	131	42	1,060	626
T. Rowe Price
International Growth &
Income Fund	1,821	300	31	2,022	814
T. Rowe Price
International Stock
Fund	2,216	344	33	2,434	904
T. Rowe Price Mid-Cap
Growth Fund	1,842	184	2	2,254	918
T. Rowe Price Mid-Cap
Value Fund	1,444	142	28	1,637	647
T. Rowe Price New
Horizons Fund	948	81	-	983	322
T. Rowe Price New
Income Fund	2,375	470	63	2,629	651
T. Rowe Price Overseas
Stock Fund	2,149	128	20	2,278	502
T. Rowe Price Small-
Cap Stock Fund	679	70	-	820	401
T. Rowe Price Small-
Cap Value Fund	773	71	5	851	321
T. Rowe Price Value
Fund	7,454	679	121	8,992	3,623
Totals			$ 444	$ 43,089	$ 16,132

Other information for the fiscal period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$47,798
Income distributions from underlying
Price funds	$444
Realized gain (loss) on sales of
underlying Price funds	$(170)
Capital gain distributions from
underlying Price funds	$1,322

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2055 Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2055 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative over time leading up to and after the targeted retirement date.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $47,798,000. Net unrealized loss aggregated $4,709,000 at period-end, of which $67,000 related to appreciated investments and $4,776,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At February 29, 2008, the fund held less than 25% of the outstanding shares of any underlying Price fund.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008